Description of Business (Details)	3 Months Ended	5 Months Ended		8 Months Ended	10 Months Ended	12 Months Ended
	Mar. 22, 2018	Jun. 08, 2017 USD ($) $ / shares shares	May 25, 2017 USD ($)	Aug. 29, 2017 USD ($) $ / shares shares	Nov. 09, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)
Entity Information [Line Items]
Formation date						Aug. 07, 2007
General partner, Name						Navios GP L.L.C.
Date of initial public offering						Nov. 16, 2007
General partner units outstanding | shares						3,016,284	1,700,493
Common units outstanding | shares						147,797,720	83,323,911
Trading Symbol						NMM
Noncontrolling Interest, Increase from Subsidiary Equity Issuance						$ 17,323,000
Payments to acquire vessels and the chartered out contracts						$ 115,884,000	$ 0	$ 0
Number of units received | shares						147,797,720	83,323,911
Navios Holdings
Entity Information [Line Items]
Ownership percentage of Navios Holdings	20.20%					20.80%
Navios Holdings' general partner interest in Navios Partners	2.00%					2.00%
Common units outstanding | shares						28,421,233
Navios Containers
Entity Information [Line Items]
Entity Incorporation, Country Name						the Republic of the Marshall Islands
Entity Incorporation, Date of Incorporation						Apr. 28, 2017
Navios Containers
Entity Information [Line Items]
Common units outstanding | shares						9,818,182
Sale of Stock, Percentage of Ownership after Transaction						33.70%
Difference between carrying amount of investment and underlying equity in net assets of equity method investee						$ 174,000
Navios Containers | Navios Holdings
Entity Information [Line Items]
Common units outstanding | shares						1,000,000
Sale of Stock, Percentage of Ownership after Transaction						3.40%
Private Placement | Navios Containers
Entity Information [Line Items]
Sale Of Stock Number Of Shares Issued In Transaction | shares		10,057,645		10,000,000	9,090,909
Proceeds from Issuance of Private Placement		$ 50,288,000		$ 50,000,000	$ 50,000,000
Sale of Stock, Price Per Share | $ / shares		$ 5		$ 5	$ 5.5
Private Placement | Navios Holdings | Navios Containers
Entity Information [Line Items]
Noncontrolling Interest, Increase from Subsidiary Equity Issuance		$ 5,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		9.90%
Private Placement | Navios Containers
Entity Information [Line Items]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Purchase of Interest by Parent		$ 30,000,000		$ 10,000,000	$ 10,000,000
Sale of Stock, Percentage of Ownership after Transaction		59.70%
Number of units received | shares		6,000,000		2,000,000	1,818,182
Private Placement | Navios Containers | Navios Holdings
Entity Information [Line Items]
Number of units received | shares		1,000,000
Warrants | Navios Containers
Entity Information [Line Items]
Sale of Stock, Percentage of Ownership after Transaction		6.80%		6.80%
Warrants, Expected term		5 years		5 years
Warrants | Navios Holdings | Navios Containers
Entity Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		1.70%		1.70%
Warrants, Expected term		5 years		5 years
Warrants | Navios Containers
Entity Information [Line Items]
Sale of Stock, Percentage of Ownership after Transaction					6.80%	6.80%
Warrants, Expected term					5 years	5 years
Warrants | Navios Containers | Navios Holdings
Entity Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners						1.70%
Warrants, Expected term						5 years
NOTC | Navios Containers
Entity Information [Line Items]
Trading Symbol						NMCI
Navios Containers Vessels
Entity Information [Line Items]
Number Of Vessels Acquired			5
Payments to acquire vessels and the chartered out contracts			$ 59,000,000
Navios Containers Vessels | Navios Containers
Entity Information [Line Items]
Number Of Vessels Acquired		5
Containership Capacity		4,250
Payments to acquire vessels and the chartered out contracts		$ 64,000,000
Charter Hire Daily Rate		$ 26,850
Number Of Vessels To Be Acquired		9
Number of vessels		14
Navios Containers Vessels | Private Placement | Navios Holdings
Entity Information [Line Items]
Sale of Stock, Percentage of Ownership after Transaction						5.00%
Navios Containers Vessels | Private Placement | Navios Containers
Entity Information [Line Items]
Proceeds from Issuance of Private Placement		$ 40,000,000